Contingent assets, liabilities and other contractual obligations	12 Months Ended
Dec. 31, 2019
Contingent assets, liabilities and other contractual obligations
Contingent assets, liabilities and other contractual obligations

Note 25 - Contingent assets, liabilities and other contractual obligations

Contingent assets include potential future milestone payments. Contingent liabilities and other contractual obligations include contractual obligations related to agreements with contract research organizations (CROs), milestone payments and lease commitments.

Accounting policies

Contingent assets and liabilities are disclosed, unless the possibility of an inflow or outflow of resources embodying economic benefits is virtually certain.

At December 31, 2019, Zealand is still eligible for a payment from Sanofi of up to USD 15.0 million in 2020 and 2022. However, it is Management’s opinion that the amount of any payment cannot be determined on a sufficiently reliable basis, and therefore have not recognized an asset in the statement of financial position of the Group.

At December 31, 2019, total contractual obligations related to agreements with CROs amounted to DKK 318.9 million (DKK 230.2 million for 2020 and DKK 88.8 million for the years 2021 up to and including 2023).

Zealand may be required to pay future development, regulatory and commercial milestones related to the acquisition of Encycle Therapeutics. Refer to note 12.

Accounting policies

Up until 2018, Lease agreements were classified as either finance or operating leases based on the criteria in IAS 17 Leases. Lease payments under operating leases and other rental agreements were recognized in the income statement over the term of the agreements. In 2018, none of the Group’s leases were classified as finance leases. Refer to note 1 for accounting policy for leases effective since January 1, 2019.